---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:        December 31, 2006
                                               Estimated average
                                                 burden hours per
                                                 response: .................22.8
                                               ---------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  028-07214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Flanagan
Title:            Chief Financial Officer
Phone:            212-271-1947

Signature, Place, and Date of Signing:


/S/ John Flanagan            New York, New York               February 14, 2005
------------------           ------------------               -----------------
[Signature]                  [City, State]                    [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.



Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    0
                                                                   ----
Form 13F Information Table Entry Total:                               4
                                                                   ----
Form 13F Information Table Value Total:                         $28,904
                                                                -------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                  NONE

                                          Chatterjee Fund Management, L.P.
                                            Form 13F Information Table
                                           Quarter Ended December 31, 2004


Name of Issuer          Title of    CUSIP      Value     Shrs or     SH/    Put/     Investment Discretion      Voting Authority
--------------          --------    -----      ------    --------    ---    ----     ---------------------      ----------------
                         Class                  (x       prn amt     PRN    Call
                         -----                  --       -------     ---    ----
                                               $1000)                              Sole   Shared     None    Sole     Shared    None
                                               ------                              ----   ------     ----    ----     ------    ----
                                                                                         Instr. V
                                                                                         --------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION           COM    12487Q109     $23,947   1,078,218    SH             X                          X
SVCS GROUP I
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC         COM    22674V506     $   638     433,914    SH             X                          X
                          NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS                    COM    741929103     $   750     235,720    SH             X                          X
TELECOMMUNICATIONS
GR
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC                COM    871130100     $ 3,569     178,920    SH             X                          X
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 4 DATA RECORDS                        $28,904
         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED